Accounts Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - Trade receivables [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Balances at the beginning of the year	R$ 27,234	R$ 24,084
Additions	27,643	34,183
Reversal	(26,051)	(29,098)
Write-off of uncollectible amounts	1,102	1,935
Balances at the end of the year	R$ 27,724	R$ 27,234